UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-06566

                           Phoenix Multi-Series Trust
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                              Greenfield, MA 01301
               (Address of principal executive offices) (Zip code)

              Kevin J. Carr. Esq.                  John R. Flores, Esq.
     Vice President, Chief Legal Officer,             Vice President
     Counsel and Secretary for Registrant      Litigation/Employment Counsel
        Phoenix Life Insurance Company        Phoenix Life Insurance Company
               One American Row                      One American Row
              Hartford, CT 06102                    Hartford, CT 06102
 -------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                       Date of fiscal year end: October 31
                                                ----------

                     Date of reporting period: July 31, 2005
                                               -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.



PHOENIX MULTI-SERIES TRUST
GLOSSARY
July 31, 2005

FGIC (FINANCIAL GUARANTY INSURANCE COMPANY)

A leading financial guaranty insurance company providing triple-A credit enhancement on public finance, structured finance and asset-backed securities.

FSA (FINANCIAL SECURITY ASSURANCE, INC.)

A leading provider of Aaa/AAA/AAA financial guaranty insurance for asset-backed securities, municipal bonds and other structured obligations in the global markets.

MBIA (MUNICIPAL BOND INSURANCE ASSOCIATION)

One of the largest insurers of financial obligations for municipalities, not-for-profit organizations, banks, insurance and finance companies, and other private-sector entities in the primary and secondary markets. Provides triple-A-rating guarantee as an unconditional and irrevocable guarantee of full principal and interest payment.

REIT (REAL ESTATE INVESTMENT TRUST)

Real estate investment trusts are typically publicly traded companies that own, develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

Securities purchased on a when-issued or forward commitment basis are also known as delayed-delivery transactions. Delayed delivery transactions involve a commitment by a fund to purchase or sell a security at a future date ordinarily up to 90 days later. When-issued or forward commitments enable a fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates.

PHOENIX MULTI-SECTOR FIXED INCOME FUND
(Formerly Phoenix-Goodwin Multi-Sector Fixed Income Fund)

                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2005
                                  (UNAUDITED)

                                                       PAR VALUE
                                                         (000)           VALUE
                                                       ---------     ------------
U.S. GOVERNMENT SECURITIES--2.1%

U.S. TREASURY NOTES--2.1%
U.S. Treasury Note 3%, 11/15/07                        $    400      $    391,282
U.S. Treasury Note 3.875%, 7/15/10                        1,900         1,879,368
U.S. Treasury Note 4%, 2/15/15                              850           830,775
---------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $3,110,040)                                            3,101,425
---------------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES--9.1%

FNMA 4.50%, 6/1/19                                        1,419         1,396,651
FNMA 5.50%, 4/1/34                                          208           208,979
FNMA 5.50%, 6/1/34                                        1,747         1,757,431
FNMA 6%, 8/1/34                                           1,790         1,829,624
FNMA 5.50%, 1/1/35                                        4,320         4,345,283
FNMA 5.50%, 2/1/35                                        1,410         1,418,337
FNMA 5%, 7/25/35                                          1,409         1,412,929
FNMA TBA 5%, 8/15/20(i)                                   1,100         1,102,750
---------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $13,513,249)                                          13,471,984
---------------------------------------------------------------------------------
MUNICIPAL BONDS--1.6%

FLORIDA--1.4%
University of Miami Exchange Revenue Taxable
   Series A 7.65%, 4/1/20 (MBIA Insured)                  2,000         2,092,720

SOUTH DAKOTA--0.2%
Educational Enhancement Funding Corp.
   Revenue Taxable Series A 6.72%, 6/1/25                   311           309,507
---------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $2,312,546)                                            2,402,227
---------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--0.7%

Bombardier Capital Mortgage Securitization Corp.
   99-A, A3 5.98%, 1/15/18                                1,190         1,101,956
---------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $1,154,698)                                            1,101,956
---------------------------------------------------------------------------------
DOMESTIC CORPORATE BONDS--44.1%

AEROSPACE & DEFENSE--0.6%
L-3 Communications Corp. 6.125%, 1/15/14                    550           559,625

                                                       PAR VALUE
                                                         (000)           VALUE
                                                       ---------     ------------
DOMESTIC CORPORATE BONDS (continued)

AEROSPACE & DEFENSE (CONTINUED)
L-3 Communications Corp. 144A 6.375%,
   10/15/15(b)                                         $    250      $    254,375
                                                                     ------------
                                                                          814,000
                                                                     ------------
AIRLINES--2.7%
Continental Airlines, Inc. 01-1 6.703%, 12/15/22            629           620,043
Continental Airlines, Inc. 98-1 A 6.648%, 3/15/19           627           617,804
Delta Air Lines, Inc. 02-1 6.718%, 1/2/23                 1,509         1,550,960
Delta Air Lines, Inc. 02-1, G-2 6.417%, 7/2/12            1,161         1,190,302
                                                                     ------------
                                                                        3,979,109
                                                                     ------------
APPAREL, ACCESSORIES & LUXURY GOODS--0.4%
Phillips-Van Heusen Corp. 7.25%, 2/15/11                    500           528,750

AUTOMOBILE MANUFACTURERS--0.2%
DaimlerChrysler NA Holding Corp. 4.875%, 6/15/10            275           272,284

BROADCASTING & CABLE TV--2.4%
COX Communications, Inc. 5.45%, 12/15/14(j)                 375           377,296
DIRECTV Holdings LLC/DIRECTV Financing Co.,
   Inc. 144A 6.375%, 6/15/15(b)                           1,500         1,503,750
Echostar DBS Corp. 6.625%, 10/1/14                          700           698,250
Insight Midwest LP/Insight Capital, Inc. 10.50%,
   11/1/10                                                  500           532,500
Liberty Media Corp. 5.70%, 5/15/13                          500           463,447
                                                                     ------------
                                                                        3,575,243
                                                                     ------------
BUILDING PRODUCTS--0.3%
Ply Gem Industries, Inc. 9%, 2/15/12                        500           440,000

CASINOS & GAMING--3.8%
Argosy Gaming Co. 7%, 1/15/14                             1,000         1,106,250
Harrah's Operating Co., Inc. 144A 5.625%,
   6/1/15(b)                                                875           888,112
Herbst Gaming, Inc. 8.125%, 6/1/12                          500           533,750
MGM MIRAGE 8.50%, 9/15/10                                   250           276,875
Mohegan Tribal Gaming Authority 144A 6.125%,
2/15/13(b)                                                  500           511,250
Penn National Gaming, Inc. 6.875%, 12/1/11                  490           507,150

PHOENIX MULTI-SECTOR FIXED INCOME FUND

                                                       PAR VALUE
                                                         (000)           VALUE
                                                       ---------     ------------
DOMESTIC CORPORATE BONDS (continued)

CASINOS & GAMING (CONTINUED)
River Rock Entertainment Authority 9.75%,
   11/1/11                                             $    250      $    276,875
Scientific Games Corp. 144A 6.25%, 12/15/12(b)              500           508,750
Station Casinos, Inc. 144A 6.875%, 3/1/16(b)              1,000         1,035,000
                                                                     ------------
                                                                        5,644,012
                                                                     ------------
COMMUNICATIONS EQUIPMENT--1.0%
Corning, Inc. 6.20%, 3/15/16                                750           781,198
Lucent Technologies, Inc. 5.50%, 11/15/08                   725           730,438
                                                                     ------------
                                                                        1,511,636
                                                                     ------------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.3%
Case Corp. 7.25%, 1/15/16                                   500           493,750

CONSUMER FINANCE--1.1%
Ford Motor Credit Co. 7.25%, 10/25/11(j)                    885           872,103
General Motors Acceptance Corp. 6.125%, 9/15/06             700           704,801
                                                                     ------------
                                                                        1,576,904
                                                                     ------------
DATA PROCESSING & OUTSOURCED SERVICES--0.1%
SunGard Data Systems, Inc. 144A 10.25%,
   8/15/15(b)(i)                                            125           130,156

DIVERSIFIED CHEMICALS--0.4%
Huntsman LLC 11.099%, 7/15/11(c)                            500           541,250

DIVERSIFIED COMMERCIAL SERVICES--2.1%
Adesa, Inc. 7.625%, 6/15/12                                 500           512,500
ARAMARK Services, Inc. 5%, 6/1/12                         1,000           982,262
Mobile Mini, Inc. 9.50%, 7/1/13                           1,500         1,683,750
                                                                     ------------
                                                                        3,178,512
                                                                     ------------
DIVERSIFIED METALS & MINING--0.6%
Glencore Funding LLC 144A 6%, 4/15/14(b)                  1,000           959,885

DRUG RETAIL--0.6%
NeighborCare, Inc. 6.875%, 11/15/13                         750           821,250

ELECTRIC UTILITIES--1.6%
Midwest Generation LLC 8.75%, 5/1/34                      1,000         1,125,000
MSW Energy Holdings II LLC/MSW Energy
   Finance Co. II, Inc. Series B 7.375%, 9/1/10             900           940,500
MSW Energy Holdings LLC/MSW Energy Finance
   Co., Inc. 8.50%, 9/1/10                                  250           270,000
                                                                     ------------
                                                                        2,335,500
                                                                     ------------

                                                       PAR VALUE
                                                         (000)           VALUE
                                                       ---------     ------------
DOMESTIC CORPORATE BONDS (continued)

ELECTRONIC MANUFACTURING SERVICES--0.5%
Sanmina-SCI Corp. 6.75%, 3/1/13                        $    750      $    725,625

FOOD RETAIL--0.2%
Couche-Tard U.S. LP/Couche-Tard Finance Corp.
   7.50%, 12/15/13                                          335           356,775

FOREST PRODUCTS--0.6%
Weyerhaeuser Co. 6.75%, 3/15/12                             750           817,208

HEALTH CARE DISTRIBUTORS--0.6%
AmerisourceBergen Corp. 8.125%, 9/1/08                      770           833,525

HEALTH CARE EQUIPMENT--0.8%
Fisher Scientific International, Inc. 6.75%,
   8/15/14(j)                                             1,100         1,163,250

HEALTH CARE FACILITIES--0.7%
Concentra Operating Corp. 9.125%, 6/1/12                    500           532,500
IASIS Healthcare LLC/ IASIS Capital Corp. 8.75%,
   6/15/14                                                  500           546,875
                                                                     ------------
                                                                        1,079,375
                                                                     ------------
HEALTH CARE SERVICES--0.6%
DaVita, Inc. 144A 6.625%, 3/15/13(b)                        500           518,750
Psychiatric Solutions, Inc. 144A 7.75%, 7/15/15(b)          375           384,375
                                                                     ------------
                                                                          903,125
                                                                     ------------
HOMEBUILDING--1.2%
Horton (D.R.), Inc. 5.25%, 2/15/15                          210           204,408
K. Hovnanian Enterprises, Inc. 6.375%, 12/15/14           1,000         1,015,000
KB Home 6.375%, 8/15/11                                     500           522,718
                                                                     ------------
                                                                        1,742,126
                                                                     ------------
HOTELS, RESORTS & CRUISE LINES--1.5%
La Quinta Properties, Inc. 7%, 8/15/12                      405           421,200
Marriott International, Inc. 4.625%, 6/15/12                500           486,125
Royal Caribbean Cruises Ltd. 6.875%, 12/1/13              1,250         1,346,875
                                                                     ------------
                                                                        2,254,200
                                                                     ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.9%
AES Corp. (The) 144A 8.75%, 5/15/13(b)                      750           834,375
TXU Corp. 144A 5.55%, 11/15/14(b)                           500           489,938
                                                                     ------------
                                                                        1,324,313
                                                                     ------------
INTEGRATED OIL & GAS--0.5%
Amerada Hess Corp. 6.65%, 8/15/11                           725           788,361

PHOENIX MULTI-SECTOR FIXED INCOME FUND

                                                       PAR VALUE
                                                         (000)           VALUE
                                                       ---------     ------------
DOMESTIC CORPORATE BONDS (continued)

INTEGRATED TELECOMMUNICATION SERVICES--2.4%
Cincinnati Bell, Inc. 144A 7%, 2/15/15(b)              $  1,000      $  1,000,000
Citizens Communications Co. 9.25%, 5/15/11                  500           561,250
MCI, Inc. 7.688%, 5/1/09                                    900           940,500
Qwest Corp. 8.875%, 3/15/12                               1,000         1,100,000
                                                                     ------------
                                                                        3,601,750
                                                                     ------------
INVESTMENT BANKING & BROKERAGE--0.3%
Morgan Stanley 4.75%, 4/1/14                                400           389,482

LIFE & HEALTH INSURANCE--0.5%
Protective Life Secured Trust 4%, 5/10/10(c)                750           730,860

MANAGED HEALTH CARE--0.5%
Coventry Health Care, Inc. 8.125%, 2/15/12                  750           806,250

MARINE--0.2%
Horizon Lines LLC 144A 9%, 11/1/12(b)                       250           269,375

MOVIES & ENTERTAINMENT--0.3%
AOL Time Warner, Inc. 6.875%, 5/1/12                        370           412,649

OIL & GAS EQUIPMENT & SERVICES--0.2%
Hornbeck Offshore Services, Inc. Series B
   6.125%, 12/1/14                                          340           345,950

OIL & GAS EXPLORATION & PRODUCTION--1.7%
Chesapeake Energy Corp. 6.875%, 1/15/16                     750           781,875
Denbury Resources, Inc. 7.50%, 4/1/13                       600           640,500
Pioneer Natural Resource Co. 5.875%, 7/15/16                500           508,463
Swift Energy Co. 7.625%, 7/15/11                            500           525,000
                                                                     ------------
                                                                        2,455,838
                                                                     ------------
OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.9%
Premcor Refining Group, Inc. (The) 9.25%, 2/1/10            750           828,750
Tesoro Corp. 8%, 4/15/08                                    500           530,625
                                                                     ------------
                                                                        1,359,375
                                                                     ------------
OIL & GAS STORAGE & TRANSPORTATION--1.9%
AmeriGas Partners LP 144A 7.25%, 5/20/15(b)                 500           532,500
Buckeye Partners LP 5.125%, 7/1/17                          750           724,666
Pacific Energy Partners LP/ Pacific Energy
Finance Corp. 7.125%, 6/15/14                             1,075         1,142,187
Suburban Propane Partners LP 6.875%, 12/15/13               500           487,500
                                                                     ------------
                                                                        2,886,853
                                                                     ------------

                                                       PAR VALUE
                                                         (000)           VALUE
                                                       ---------     ------------
DOMESTIC CORPORATE BONDS (continued)

OTHER DIVERSIFIED FINANCIAL SERVICES--0.9%
American Real Estate Partners LP/American Real
   Estate Finance Corp. 8.125%, 6/1/12                 $  1,000      $  1,060,000
Universal City Florida Holdings Co. I 8.375%,
   5/1/10                                                   250           263,750
                                                                     ------------
                                                                        1,323,750
                                                                     ------------
PACKAGED FOODS & MEATS--1.5%
Dean Foods Co. 6.625%, 5/15/09                              500           527,500
Pilgrim's Pride Corp. 9.25%, 11/15/13                     1,500         1,691,250
                                                                     ------------
                                                                        2,218,750
                                                                     ------------
PAPER PACKAGING--0.3%
Jefferson Smurfit Corp. 8.25%, 10/1/12                      500           506,250

PAPER PRODUCTS--0.5%
Solo Cup Co. 8.50%, 2/15/14                                 755           726,688

PHARMACEUTICALS--0.2%
Mylan Laboratories, Inc. 144A 6.375%, 8/15/15(b)            250           251,875

PHOTOGRAPHIC PRODUCTS--0.3%
Eastman Kodak Co. 7.25%, 11/15/13                           500           506,003

REITS--2.1%
Centerpoint Properties Trust 5.25%, 7/15/11                 500           503,063
Health Care REIT, Inc. 5.875%, 5/15/15                    1,000           991,818
Host Marriott LP Series O 6.375%, 3/15/15                   650           646,750
iStar Financial, Inc. 5.375%, 4/15/10                     1,000         1,003,222
                                                                     ------------
                                                                        3,144,853
                                                                     ------------
SPECIALIZED CONSUMER SERVICES--1.2%
Service Corporation International 6%, 12/15/05               24            24,210
Service Corporation International 7.70%, 4/15/09            750           806,250
Stewart Enterprises, Inc. 144A 6.25%, 2/15/13(b)          1,000           983,750
                                                                     ------------
                                                                        1,814,210
                                                                     ------------
SPECIALTY CHEMICALS--0.4%
Crompton Corp. 9.875%, 8/1/12                               500           578,750

SPECIALTY STORES--0.7%
Office Depot, Inc. 6.25%, 8/15/13(j)                      1,000         1,039,272

TOBACCO--0.3%
Reynolds (R.J.) Tobacco Holdings, Inc. 144A
   7.30%, 7/15/15(b)                                        500           508,750

TRADING COMPANIES & DISTRIBUTORS--0.5%
United Rentals NA, Inc. 6.50%, 2/15/12                      750           733,125
---------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $63,722,963)                                          65,400,782
---------------------------------------------------------------------------------

PHOENIX MULTI-SECTOR FIXED INCOME FUND

                                                       PAR VALUE
                                                         (000)           VALUE
                                                       ---------     ------------
NON-AGENCY MORTGAGE-BACKED SECURITIES--7.6%

Adjustable Rate Mortgage Trust 05-3, 2A1
   4.717%, 7/25/35(c)                                  $    941      $    936,581
Argent Net Interest Margin Trust 04-WN9 A 144A
   5.19%, 10/25/34(b)                                       159           158,520
Asset Backed Funding Corp. Net Interest Margin
   Trust 04-HE1, N1 144A 4.45%, 7/26/34(b)                  268           268,460
Bear Stearns Asset Backed Securities Net Interest
   Margin 04-HE2N, A2 144A 5.50%, 3/25/34(b)              1,000           919,219
Bear Stearns Structured Products, Inc. 04-15, A2
   P.O. 144A 0%, 11/27/34(b)                                624           546,514
Countrywide Home Loans Mortgage Pass-
   Through Trust 04-12, 12A1 4.845%, 8/25/34(c)           1,839         1,831,267
Countrywide Partnership Trust Net Interest Margin
   04-EC1N N 144A 5%, 9/25/35(b)                            403           403,439
Finance America Net Interest Margin Trust 04-1 A
   144A 5.25%, 6/27/34(b)                                   406           403,776
First Franklin Net Interest Margin Trust 04-FF7A A
   144A 5%, 9/27/34(b)                                      142           141,423
First Franklin Net Interest Margin Trust 04-FF7A B
   144A 6.75%, 9/27/34(b)                                   345           342,236
First Horizon Mortgage Pass-Through Trust 04-
   AR4, 2A1 4.439%, 8/25/34(c)                            1,848         1,825,364
First Horizon Mortgage Pass-Through Trust 05-
   AR1, 2A1 5.036%, 4/25/35(c)                            1,033         1,030,387
Homestar Net Interest Margin Trust 04-3, A1 144A
   5.50%, 7/25/34(b)                                        171           171,555
Master Resecuritization Trust 04-3, CTFS 144A
   5%, 10/28/34(b)                                          660           643,105
Structured Asset Securities Corp. 05-1, 6A1 6%,
   2/25/35                                                1,409         1,427,798
Structured Asset Securities Corp. Net Interest
   Margin Trust 04-23XS A 144A 5.50%, 2/28/35(b)            195           194,985
---------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $11,348,417)                                          11,244,629
---------------------------------------------------------------------------------
FOREIGN GOVERNMENT SECURITIES--19.2%

ARGENTINA--1.1%
Republic of Argentina 8.28%, 12/31/33                     1,599         1,549,508

AUSTRALIA--1.7%
Commonwealth of Australia Series 1106 6.75%,
   11/15/06                                               3,270(f)      2,523,491

                                                       PAR VALUE
                                                         (000)           VALUE
                                                       ---------     ------------
FOREIGN GOVERNMENT SECURITIES (continued)

BRAZIL--2.6%
Federative Republic of Brazil 11%, 8/17/40             $  3,250      $  3,826,062

COLOMBIA--0.8%
Republic of Colombia 10%, 1/23/12                           500           576,500
Republic of Colombia 8.25%, 12/22/14                        500           527,500
                                                                     ------------
                                                                        1,104,000
                                                                     ------------
EL SALVADOR--0.3%
Republic of El Salvador 144A 7.625%, 9/21/34(b)             350           393,750

GUATEMALA--0.5%
Republic of Guatemala 144A 8.125%, 10/6/34(b)               675           740,813

INDONESIA--0.3%
Republic of Indonesia 144A 6.75%, 3/10/14(b)                500           497,500

MEXICO--0.8%
United Mexican States 7.50%, 1/14/12                        500           559,750
United Mexican States 6.625%, 3/3/15                        500           541,750
                                                                     ------------
                                                                        1,101,500
                                                                     ------------
NEW ZEALAND--1.0%
Commonwealth of New Zealand Series 206
   6.50%, 2/15/06                                         2,195(h)      1,493,893

PANAMA--0.6%
Republic of Panama 9.375%, 1/16/23                          750           937,500

PERU--0.9%
Republic of Peru 8.375%, 5/3/16                             500           567,500
Republic of Peru 7.35%, 7/21/25                             225           225,000
Republic of Peru 8.75%, 11/21/33                            500           569,000
                                                                     ------------
                                                                        1,361,500
                                                                     ------------
PHILIPPINES--0.3%
Republic of Philippines 9.50%, 2/2/30                       500           505,300

RUSSIA--3.2%
Russian Federation 144A 5%, 3/31/30(b)(c)                 3,500         3,893,750
Russian Federation RegS 5%, 3/31/30(c)(e)                   750           832,500
                                                                     ------------
                                                                        4,726,250
                                                                     ------------
TURKEY--2.2%
Republic of Turkey 11.50%, 1/23/12                          750           957,187
Republic of Turkey 7.25%, 3/15/15                         1,063         1,095,013
Republic of Turkey 7%, 6/5/20                               500           484,375
Republic of Turkey 11.875%, 1/15/30                         500           713,125
                                                                     ------------
                                                                        3,249,700
                                                                     ------------

PHOENIX MULTI-SECTOR FIXED INCOME FUND

                                                       PAR VALUE
                                                         (000)           VALUE
                                                       ---------     ------------
FOREIGN GOVERNMENT SECURITIES (continued)

URUGUAY--0.3%
Republic of Uruguay 7.50%, 3/15/15                     $    500      $    495,000

VENEZUELA--2.6%
Republic of Venezuela 5.375%, 8/7/10                      2,750         2,589,213
Republic of Venezuela 9.25%, 9/15/27                      1,250         1,305,000
                                                                     ------------
                                                                        3,894,213
                                                                     ------------
---------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $27,686,696)                                          28,399,980
---------------------------------------------------------------------------------
FOREIGN CORPORATE BONDS(d)--13.9%

CANADA--3.0%
Cascades, Inc. 7.25%, 2/15/13                               750           753,750
CHC Helicopter Corp. 7.375%, 5/1/14                         685           696,131
Norske Skog Canada Ltd. 7.375%, 3/1/14                      750           746,250
Nova Chemicals Corp. 6.50%, 1/15/12                         200           199,750
Rogers Cable, Inc. 7.875%, 5/1/12                         1,000         1,097,500
Rogers Wireless Communications, Inc. 8%,
   12/15/12                                                 300           324,750
Rogers Wireless Communications, Inc. 6.375%,
   3/1/14                                                   575           586,500
                                                                     ------------
                                                                        4,404,631
                                                                     ------------
CHILE--0.6%
Petropower I Funding Trust 144A 7.36%,
   2/15/14(b)                                               962           930,582

FRANCE--0.5%
Compagnie Generale de Geophysique 144A
   7.50%, 5/15/15(b)                                        750           787,500

GERMANY--0.9%
Aries Vermogensverwaltung GmbH 144A 7.75%,
   10/25/09(b)                                              250(g)        353,125
Aries Vermogensverwaltung GmbH 144A 9.60%,
   10/25/14(b)                                              750           966,750
                                                                     ------------
                                                                        1,319,875
                                                                     ------------
INDONESIA--0.5%
Freeport-McMoRan Copper & Gold, Inc. 10.125%,
   2/1/10                                                   675           752,625

KAZAKHSTAN--2.4%
Kazkommerts International BV 144A 7.875%,
   4/7/14(b)                                              1,000         1,030,000

                                                       PAR VALUE
                                                         (000)           VALUE
                                                       ---------     ------------
FOREIGN CORPORATE BONDS (continued)

KAZAKHSTAN (CONTINUED)
Kazkommerts International BV RegS 10.125%,
   5/8/07(e)                                           $    500      $    543,650
Tengizchevroil Finance Co. 144A 6.124%,
   11/15/14(b)                                            1,000         1,018,750
TuranAlem Finance BV 144A 7.875%, 6/2/10(b)               1,000         1,032,500
                                                                     ------------
                                                                        3,624,900
                                                                     ------------
LUXEMBOURG--0.3%
Lighthouse International Co. SA 144A 8%,
   4/30/14(b)                                               400(g)        504,377

MALAYSIA--0.5%
Malaysia International Shipping Corporation
   Capital Ltd. 144A 6.125%, 7/1/14(b)                      750           804,795

MEXICO--1.4%
America Movil SA de CV 5.50%, 3/1/14                      1,000           991,695
Pemex Project Funding Master Trust 9.125%,
   10/13/10                                                 500           584,750
Pemex Project Funding Master Trust 144A 5.75%,
   12/15/15(b)                                              500           492,750
                                                                     ------------
                                                                        2,069,195
                                                                     ------------
NORWAY--0.4%
Norske Skogindustrier ASA 144A 6.125%,
   10/15/15(b)                                              600           601,557

RUSSIA--1.0%
Gazprom OAO 144A 9.625%, 3/1/13(b)                          750           915,000
OJSC Vimpel Communications 144A 8.375%,
   10/22/11(b)                                              500           514,375
                                                                     ------------
                                                                        1,429,375
                                                                     ------------
SINGAPORE--0.4%
Chartered Semiconductor CSM 5.75%, 8/3/10(i)                570           563,707

SWEDEN--1.0%
Stena AB 7%, 12/1/16                                      1,500         1,441,875

UKRAINE--0.3%
Kyivstar GSM 144A 7.75%, 4/27/12(b)                         375           382,538

UNITED STATES--0.7%
Crown European Holdings SA 10.25%, 3/1/11                   750(g)      1,035,503
---------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $19,852,728)                                          20,653,035
---------------------------------------------------------------------------------

PHOENIX MULTI-SECTOR FIXED INCOME FUND

                                                       PAR VALUE
                                                         (000)           VALUE
                                                       ---------     ------------
LOAN AGREEMENTS--0.5%

BROADCASTING & CABLE TV--0.5%
Charter Communications Operating LLC Tranche
   Loan B 6.90%, 4/27/11(c)(i)                         $    750      $    747,187
---------------------------------------------------------------------------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $749,413)                                                747,187
---------------------------------------------------------------------------------

                                                         SHARES
                                                       ---------
DOMESTIC COMMON STOCKS--0.0%

INTEGRATED TELECOMMUNICATION SERVICES--0.0%
AT&T Latin America Corp. Class A(l)                     137,550             1,238

PAPER PRODUCTS--0.0%
Northampton Pulp LLC(k)                                   3,650             5,840
---------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $756,366)                                                  7,078
---------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.8%
(IDENTIFIED COST $144,207,116)                                        146,530,283
---------------------------------------------------------------------------------

                                                       PAR VALUE
                                                         (000)
                                                       ---------
SHORT-TERM INVESTMENTS--0.6%

COMMERCIAL PAPER--0.6%
Clipper Receivables Co. LLC 3.28%, 8/1/05               $   900           899,836
---------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $900,000)                                                899,836
---------------------------------------------------------------------------------

TOTAL INVESTMENTS--99.4%
(IDENTIFIED COST $145,107,116)                                        147,430,119(a)

Other assets and liabilities, net--0.6%                                   823,971
                                                                     ------------
NET ASSETS--100.0%                                                   $148,254,090
                                                                     ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $4,084,455 and gross depreciation of $1,816,930 for federal income tax purposes. At July 31, 2005, the aggregate cost of securities for federal income tax purposes was $145,162,594.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, these securities amounted to a value of $31,618,610 or 21.3% of net assets.

(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(d) Foreign corporate bonds are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

(f)   Par value represents Australian Dollar.

(g)   Par value represents Euro.

(h)   Par value represents New Zealand Dollar.

(i)   This security has a delayed delivery settlement date.

(j) All or a portion segregated as collateral for forward currency contracts or delayed delivery transactions.

(k) Illiquid and restricted security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At July 31, 2005, this security amounted to a value of $5,840 or 0.0% of net assets. For acquisition information, see Note 3 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.

(l)   Non-income producing.

PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
(Formerly Phoenix-Goodwin Multi-Sector Short Term Bond Fund)

                             SCHEDULE OF INVESTMENTS
                                 JULY 31, 2005
                                  (UNAUDITED)

                                                            PAR VALUE
                                                              (000)            VALUE
                                                            ---------     --------------
U.S. GOVERNMENT SECURITIES--0.9%

U.S. TREASURY NOTES--0.9%
U.S. Treasury Note 3%, 11/15/07                              $ 3,400      $    3,324,829
U.S. Treasury Note 3.50%, 12/15/09                               500             487,364
U.S. Treasury Note 3.875%, 7/15/10                             7,500           7,416,210
----------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $11,297,158)                                                 11,228,403
----------------------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES--13.3%

FHLMC 6%, 8/1/34                                               5,025           5,133,397
FNMA 5.50%, '17-'35                                           60,306          60,871,331
FNMA 6%, '17-'34                                              20,047          20,491,596
FNMA 4.50%, 4/1/18                                             2,418           2,382,056
FNMA 5%, '18-'35                                              47,832          47,808,470
FNMA 4%, 6/1/20                                                9,957           9,608,111
FNMA TBA 5%, 8/15/20(h)                                        15,250          15,283,367
GNMA 6.50%, '31-'32                                            1,351           1,412,832
----------------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $163,630,614)                                               162,991,160
----------------------------------------------------------------------------------------
MUNICIPAL BONDS--2.5%

CALIFORNIA--0.5%
Fresno County Pension Obligation Taxable 6.06%,
   8/15/09 (FGIC Insured)                                      1,915           2,018,257
San Bernardino County Financing Authority
   Pension Obligation Revenue Taxable 6.87%,
   8/1/08 (MBIA Insured)                                         250             266,642
Sonoma County Pension Obligation Revenue
   Taxable Series A 2.43%, 12/1/06 (FGIC
   Insured)                                                    2,615           2,556,084
Ventura County Pension Funding General
   Obligation Taxable 6.58%, 11/1/06 (FSA
   Insured)                                                    1,750           1,801,555
                                                                          --------------
                                                                               6,642,538
                                                                          --------------
CONNECTICUT--0.4%
Mashantucket Western Pequot Tribe Revenue
   Taxable Series A 6.91%, 9/1/12 (MBIA Insured)               4,000           4,399,200

FLORIDA--0.1%
Collier County Water-Sewer District Revenue
   Taxable Series A 2.625%, 7/1/07 (FSA Insured)               1,325           1,292,961

                                                            PAR VALUE
                                                              (000)            VALUE
                                                            ---------     --------------
MUNICIPAL BONDS (continued)

MAINE--0.0%
Lewiston Pension Obligation Taxable 5%,
   12/15/06 (FGIC Insured)                                   $  500       $      505,965

NEW YORK--0.6%
New York State Dormitory Authority Revenue
   Taxable Series B 3.35%, 12/15/09                            2,500           2,369,950
Sales Tax Asset Receivable Revenue Taxable
   Series B 3.83%, 10/15/09 (FGIC Insured)                     5,000           4,867,250
                                                                          --------------
                                                                               7,237,200
                                                                          --------------
PENNSYLVANIA--0.7%
Philadelphia Authority for Industrial Development
   Pension Funding Retirement Systems Revenue
   Taxable Series A 5.69%, 4/15/07 (MBIA
   Insured)                                                    1,000           1,021,490
Philadelphia School District Taxable Series C
   4.11%, 7/1/08 (FSA Insured)                                 2,470           2,445,893
Philadelphia School District Taxable Series C
   4.20%, 7/1/09 (FSA Insured)                                 2,570           2,535,305
Philadelphia School District Taxable Series C
   4.29%, 7/1/10 (FSA Insured)                                 2,255           2,218,672
Philadelphia School District Taxable Series C
   4.43%, 7/1/11 (FSA Insured)                                 1,015             998,902
                                                                          --------------
                                                                               9,220,262
                                                                          --------------
SOUTH DAKOTA--0.0%
Educational Enhancement Funding Corp.
   Revenue Taxable Series A 6.72%, 6/1/25                        158             156,736

TEXAS--0.1%
Texas Veterans General Obligation Taxable
   Series A 7.625%, 12/1/06                                      695             725,003

WASHINGTON--0.1%
Washington State Housing Trust Fund General
   Obligation Taxable Series T 5%, 7/1/08                      1,000           1,017,010
----------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $31,692,009)                                                 31,196,875
----------------------------------------------------------------------------------------

PHOENIX MULTI-SECTOR SHORT TERM BOND FUND

                                                            PAR VALUE
                                                              (000)            VALUE
                                                            ---------     --------------
ASSET-BACKED SECURITIES--5.1%
Associates Manufactured Housing Pass Through
   Certificates 96-1, A5 7.60%, 3/15/27                      $ 1,643      $    1,677,893
Bombardier Capital Mortgage Securitization Corp.
   99-A, A3 5.98%, 1/15/18                                     3,782           3,503,656
Capital One Auto Finance Trust 05-BSS B 4.32%,
   5/15/10                                                     4,650           4,612,753
Carmax Auto Owner Trust 05-1 C 4.82%, 10/15/11                 4,135           4,126,261
Carssx Finance Ltd. 04-AA, B3 144A 6.57%,
   1/15/11(b)(c)                                               2,216           2,238,362
Case New Holland Equipment Trust 03-A, A4B
   2.57%, 9/15/09                                              3,000           2,928,918
Chase Funding Mortgage Loan Trust 03-6, 1A4
   4.499%, 8/25/30                                             5,000           4,930,594
Conseco Finance Securitizations Corp. 00-6, A4
   6.77%, 9/1/32                                                 606             611,992
DaimlerChrysler Auto Trust 05-A B 3.88%,
   7/8/11(i)                                                   5,750           5,641,325
Drive Auto Receivables Trust 04-1, A3 144A
   3.50%, 8/15/08(b)                                           4,000           3,961,080
Drive Auto Receivables Trust 05-1, A4 4.01%,
   1/16/12(c)                                                  4,000           3,937,640
Drivetime Auto Owner Trust 04-A, A3 144A
   2.419%, 8/15/08(b)(c)                                       2,000           1,968,438
GMAC Mortgage Corp. Loan Trust 05-HE2, A3
   4.622%, 11/25/35(c)                                         5,000           4,970,313
Long Beach Auto Receivables Trust 04-A, A2
   2.841%, 7/15/10(c)                                          3,000           2,915,625
Long Grove Collateral Loan Obligation Ltd. 04-1A
   C 144A 5.694%, 5/25/16(b)(c)                                1,600           1,631,360
Long Grove Collateral Loan Obligation Ltd. 04-1A
   D 144A 10.044%, 5/25/16(b)(c)                                 500             514,050
M&I Auto Loan Trust 03-1 B 3.45%, 2/21/11                      2,500           2,461,246
   Onyx Acceptance Auto Trust 03-D, A4 3.20%,
   3/15/10                                                     2,000           1,972,187
Renaissance Home Equity Loan Trust 05-1, AF2
   4.263%, 5/25/35(c)                                          2,889           2,871,395
Residential Asset Mortgage Products, Inc. 03-
   RS3, AJ4 5.67%, 4/25/33                                     5,000           5,088,198
----------------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $63,251,844)                                                 62,563,286
----------------------------------------------------------------------------------------

                                                            PAR VALUE
                                                              (000)            VALUE
                                                            ---------     --------------
DOMESTIC CORPORATE BONDS--32.9%

AEROSPACE & DEFENSE--0.3%
L-3 Communications Corp. 144A 6.375%,
   10/15/15(b)                                               $ 1,500      $    1,526,250
Northrop Grumman Corp. 4.079%, 11/16/06                        2,000           1,985,318
                                                                          --------------
                                                                               3,511,568
                                                                          --------------
AGRICULTURAL PRODUCTS--0.0%
Corn Products International, Inc. 8.25%, 7/15/07                 500             532,229

AIRLINES--2.9%
Continental Airlines, Inc. 01-1 6.703%, 12/15/22               1,436           1,414,072
Continental Airlines, Inc. 98-1 A 6.648%,
   3/15/19                                                     4,031           3,971,531
Delta Air Lines, Inc. 02-1 6.718%, 1/2/23                      7,357           7,558,895
Delta Air Lines, Inc. 02-1, G-2 6.417%, 7/2/12                 7,071           7,245,042
JetBlue Airways Corp. 04-1 7.66%, 3/15/08(c)                   8,274           8,478,681
JetBlue Airways Corp. 04-2 C 6.368%, 5/15/10(c)                4,000           4,000,000
Northwest Airlines, Inc. 00-1 8.072%, 4/1/21                   2,207           2,362,971
                                                                          --------------
                                                                              35,031,192
                                                                          --------------
ALTERNATIVE CARRIERS--0.2%
Time Warner Telecom Holdings, Inc. 7.268%,
   2/15/11(c)                                                  2,350           2,432,250

ALUMINUM--0.1%
Alcoa, Inc. 4.25%, 8/15/07                                     1,000             997,308

APPAREL, ACCESSORIES & LUXURY GOODS--0.2%
Jones Apparel Group, Inc. 4.25%, 11/15/09                      2,775           2,676,807

APPLICATION SOFTWARE--0.2%
Activant Solutions, Inc. 144A 9.504%,
   4/1/10(b)(c)                                                2,850           2,949,750

AUTO PARTS & EQUIPMENT--0.2%
Dana Corp. 6.50%, 3/1/09                                       3,000           2,975,640

AUTOMOBILE MANUFACTURERS--0.7%
American Honda Finance Corp. 144A 4.25%,
   3/11/08(b)                                                  6,000           5,971,500
DaimlerChrysler NA Holding Corp. 4.05%, 6/4/08                 1,000             979,348
DaimlerChrysler NA Holding Corp. 4.875%,
   6/15/10                                                     1,150           1,137,425
                                                                          --------------
                                                                               8,088,273
                                                                          --------------
AUTOMOTIVE RETAIL--0.4%
AutoNation, Inc. 9%, 8/1/08                                    5,000           5,537,500

BROADCASTING & CABLE TV--1.3%
Comcast Cable Communications, Inc. 6.20%,
   11/15/08                                                    2,000           2,092,042

PHOENIX MULTI-SECTOR SHORT TERM BOND FUND

                                                            PAR VALUE
                                                              (000)            VALUE
                                                            ---------     --------------
DOMESTIC CORPORATE BONDS (continued)

BROADCASTING & CABLE TV (CONTINUED)
Cox Communications, Inc. 3.875%, 10/1/08                     $ 1,000      $      970,504
Cox Communications, Inc. 6.75%, 3/15/11(i)                     4,000           4,287,792
CSC Holdings, Inc. 7.25%, 7/15/08                                625             635,937
DIRECTV Holdings LLC/DIRECTV Financing Co.,
   Inc. 8.375%, 3/15/13                                          650             723,937
Echostar DBS Corp. 6.754%, 10/1/08(c)                          2,500           2,568,750
Echostar DBS Corp. 6.375%, 10/1/11                             2,000           2,002,500
Emmis Communications Corp. 144A 9.314%,
   6/15/12(b)(c)                                                 500             503,125
Insight Midwest LP/Insight Capital, Inc. 10.50%,
   11/1/10                                                       750             798,750
Liberty Media Corp. 5.70%, 5/15/13                             1,500           1,390,340
PanAmSat Corp. 6.375%, 1/15/08                                   480             492,000
                                                                          --------------
                                                                              16,465,677
                                                                          --------------
BUILDING PRODUCTS--0.1%
Masco Corp. 4.625%, 8/15/07                                    1,125           1,124,166

CASINOS & GAMING--1.0%
Argosy Gaming Co. 9%, 9/1/11                                   1,500           1,638,750
GTECH Holdings Corp. 4.75%, 10/15/10                           1,500           1,469,194
Harrah's Operating Co., Inc. 7.875%, 12/15/05                  1,000           1,012,500
Harrah's Operating Co., Inc. 7.125%, 6/1/07                      500             520,862
Harrah's Operating Co., Inc. 5.50%, 7/1/10                     1,500           1,526,354
MGM MIRAGE 6.75%, 8/1/07                                         300             309,375
MGM MIRAGE 6.75%, 2/1/08                                       1,200           1,239,000
MGM MIRAGE 8.50%, 9/15/10                                      2,250           2,491,875
Mohegan Tribal Gaming Authority 6.375%,
   7/15/09                                                     1,500           1,533,750
                                                                          --------------
                                                                              11,741,660
                                                                          --------------
COMMODITY CHEMICALS--0.3%
Lyondell Chemical Co. 9.50%, 12/15/08                          3,000           3,198,750

COMMUNICATIONS EQUIPMENT--1.0%
Corning, Inc. 6.30%, 3/1/09(i)                                 4,500           4,680,751
Lucent Technologies, Inc. 5.50%, 11/15/08                      5,750           5,793,125
Motorola, Inc. 7.625%, 11/15/10                                2,000           2,248,404
                                                                          --------------
                                                                              12,722,280
                                                                          --------------
CONSUMER FINANCE--2.6%
Capital One Financial Corp. 4.80%, 2/21/12                     3,250           3,186,953
Ford Motor Credit Co. 6.50%, 1/25/07                              66              66,690
Ford Motor Credit Co. 6.625%, 6/16/08                          2,500           2,497,480
Ford Motor Credit Co. 7.25%, 10/25/11(i)                       4,970           4,891,544

                                                            PAR VALUE
                                                              (000)            VALUE
                                                            ---------     --------------
DOMESTIC CORPORATE BONDS (continued)

CONSUMER FINANCE (CONTINUED)
General Electric Capital Corp. 6.125%,
   2/22/11(i)                                                $ 3,000      $    3,197,721
General Motors Acceptance Corp. 6.125%,
   9/15/06                                                     3,066           3,087,030
General Motors Acceptance Corp. 4.602%,
   9/23/08(c)                                                  2,000           1,903,668
General Motors Acceptance Corp. 6.875%,
   9/15/11                                                     1,000             966,298
Household Finance Corp. 4.125%, 11/16/09                       2,000           1,953,032
MBNA Corp. 4.625%, 9/15/08                                     2,300           2,306,141
SLM Corp. 4.08%, 2/1/10(c)(i)                                  8,000           7,739,280
Southern Capital Corp. 144A 5.70%, 6/30/22(b)                    334             339,608
                                                                          --------------
                                                                              32,135,445
                                                                          --------------
DATA PROCESSING & OUTSOURCED SERVICES--0.7%
Computer Sciences Corp. 3.50%, 4/15/08                         3,650           3,533,547
Convergys Corp. 4.875%, 12/15/09                               3,000           2,879,586
First Data Corp. 5.625%, 11/1/11                               1,750           1,826,512
SunGard Data Systems, Inc. 144A 8.40%,
   8/15/13(b)(c)(h)                                              250             260,312
                                                                          --------------
                                                                               8,499,957
                                                                          --------------
DIVERSIFIED BANKS--0.4%
Bank of America Corp. 7.40%, 1/15/11(i)                        3,000           3,407,106
Wells Fargo & Co. 3.125%, 4/1/09                               1,500           1,430,739
                                                                          --------------
                                                                               4,837,845
                                                                          --------------
DIVERSIFIED CAPITAL MARKETS--0.4%
Deutsche Bank AG NY Series GS 4.483%,
   3/22/12(c)                                                  5,000           4,798,500

DIVERSIFIED CHEMICALS--0.1%
Huntsman LLC 10.641%, 7/15/11(c)                               1,000           1,082,500

DIVERSIFIED COMMERCIAL SERVICES--0.1%
International Lease Finance Corp. 4.75%, 1/13/12               1,120           1,094,782

EDUCATION SERVICES--0.1%
Harvard University 8.125%, 4/15/07                             1,000           1,063,480

ELECTRIC UTILITIES--1.3%
Commonwealth Edison Co. Series 102 4.74%,
   8/15/10                                                     1,000           1,002,824
Consumers Energy Co. Series H 4.80%, 2/17/09                   2,000           2,000,180
Entergy Gulf States, Inc. 3.60%, 6/1/08                        3,500           3,394,548
MSW Energy Holdings II LLC/MSW Energy
   Finance Co. II, Inc. Series B 7.375%, 9/1/10                1,500           1,567,500

PHOENIX MULTI-SECTOR SHORT TERM BOND FUND

                                                            PAR VALUE
                                                              (000)            VALUE
                                                            ---------     --------------
DOMESTIC CORPORATE BONDS (continued)

ELECTRIC UTILITIES (CONTINUED)
MSW Energy Holdings LLC/MSW Energy Finance
   Co., Inc. 8.50%, 9/1/10                                   $ 1,500      $    1,620,000
PPL Capital Funding Trust I Series A 4.33%,
   3/1/09                                                      4,250           4,167,236
Public Service Co. of Colorado Series 14 4.375%,
   10/1/08                                                     1,800           1,790,255
                                                                          --------------
                                                                              15,542,543
                                                                          --------------
ENVIRONMENTAL & FACILITIES SERVICES--0.3%
Allied Waste North America, Inc. 5.75%, 2/15/11                2,200           2,084,500
Waste Management, Inc. 7.125%, 10/1/07                         1,500           1,574,215
                                                                          --------------
                                                                               3,658,715
                                                                          --------------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.2%
IMC Global, Inc. 10.875%, 8/1/13                               1,000           1,183,750
Millennium America, Inc. 7%, 11/15/06                          1,500           1,545,000
                                                                          --------------
                                                                               2,728,750
                                                                          --------------
FOOD RETAIL--0.5%
Albertson's, Inc. 6.95%, 8/1/09                                1,000           1,065,724
Kroger Co. (The) 8.05%, 2/1/10                                 2,000           2,236,868
Safeway, Inc. 4.125%, 11/1/08                                  2,000           1,954,232
Safeway, Inc. 6.50%, 11/15/08                                  1,000           1,046,124
                                                                          --------------
                                                                               6,302,948
                                                                          --------------
FOREST PRODUCTS--0.4%
Weyerhaeuser Co. 6.75%, 3/15/12                                4,990           5,429,868

HEALTH CARE DISTRIBUTORS--0.1%
AmerisourceBergen Corp. 8.125%, 9/1/08                           630             681,975

HEALTH CARE EQUIPMENT--0.7%
Fisher Scientific International, Inc. 6.75%,
   8/15/14                                                     1,800           1,903,500
Fisher Scientific International, Inc. 144A
   6.125%, 7/1/15(b)                                           2,125           2,146,250
Hillenbrand Industries, Inc. 4.50%, 6/15/09                    4,000           3,946,428
                                                                          --------------
                                                                               7,996,178
                                                                          --------------
HEALTH CARE FACILITIES--0.4%
HCA, Inc. 5.25%, 11/6/08                                       3,500           3,490,484
Manor Care, Inc. 8%, 3/1/08                                    1,666           1,787,651
                                                                          --------------
                                                                               5,278,135
                                                                          --------------
HEALTH CARE SERVICES--0.2%
Medco Health Solutions, Inc. 7.25%, 8/15/13                    1,000           1,113,068
Quest Diagnostics, Inc. 6.75%, 7/12/06                           500             510,505

                                                            PAR VALUE
                                                              (000)            VALUE
                                                            ---------     --------------
DOMESTIC CORPORATE BONDS (continued)

HEALTH CARE SERVICES (CONTINUED)
US Oncology Holdings, Inc. 144A 8.62%,
   3/15/15(b)(c)                                             $ 1,000      $      962,500
                                                                          --------------
                                                                               2,586,073
                                                                          --------------
HOMEBUILDING--0.7%
Horton (D.R.), Inc. 4.875%, 1/15/10                            2,500           2,472,155
Horton (D.R.), Inc. 9.375%, 3/15/11                            1,500           1,615,918
KB Home 6.375%, 8/15/11                                        2,000           2,090,872
Ryland Group, Inc. (The) 8%, 8/15/06                           1,870           1,934,300
                                                                          --------------
                                                                               8,113,245
                                                                          --------------
HOTELS, RESORTS & CRUISE LINES--0.5%
Carnival Corp. 3.75%, 11/15/07(i)                              1,500           1,474,363
Hilton Hotels Corp. 7.625%, 5/15/08(i)                         3,000           3,204,519
Marriott International, Inc. 4.625%, 6/15/12                   1,000             970,843
                                                                          --------------
                                                                               5,649,725
                                                                          --------------
HOUSEWARES & SPECIALTIES--0.2%
Newell Rubbermaid, Inc. 4%, 5/1/10                             2,000           1,905,762

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.2%
TXU Corp. 144A 4.80%, 11/15/09(b)                              2,500           2,462,530

INTEGRATED OIL & GAS--0.6%
Amerada Hess Corp. 6.65%, 8/15/11                              4,825           5,240,138
Conoco Funding Co. 5.45%, 10/15/06                             1,000           1,012,819
Texaco Capital, Inc. 5.50%, 1/15/09                            1,035           1,076,456
                                                                          --------------
                                                                               7,329,413
                                                                          --------------
INTEGRATED TELECOMMUNICATION SERVICES--2.0%
AT&T Corp. 9.05%, 11/15/11                                     2,200           2,521,750
Citizens Communications Co. 9.25%, 5/15/11                     2,500           2,806,250
MCI, Inc. 7.688%, 5/1/09                                       7,400           7,733,000
Qwest Corp. 5.625%, 11/15/08                                   1,000             991,250
Qwest Corp. 7.875%, 9/1/11                                     4,850           5,080,375
Qwest Corp. 8.875%, 3/15/12                                    2,000           2,200,000
Verizon Communications, Inc. 7.51%, 4/1/09                     3,500           3,807,815
                                                                          --------------
                                                                              25,140,440
                                                                          --------------
INVESTMENT BANKING & BROKERAGE--1.1%
Credit Suisse First Boston USA, Inc. 3.875%,
   1/15/09                                                     3,000           2,934,654
Goldman Sachs Group, Inc. 4.125%, 1/15/08(i)                   2,500           2,480,100
Lehman Brothers Holdings, Inc. 4%, 1/22/08                     1,500           1,484,095
Lehman Brothers Holdings, Inc. 3.60%, 3/13/09(i)               2,750           2,655,928

PHOENIX MULTI-SECTOR SHORT TERM BOND FUND

                                                            PAR VALUE
                                                              (000)            VALUE
                                                            ---------     --------------
DOMESTIC CORPORATE BONDS (continued)

INVESTMENT BANKING & BROKERAGE (CONTINUED)
Lehman Brothers Holdings, Inc. 4.375%, 11/30/10              $ 1,500      $    1,467,354
Merrill Lynch & Co. 4.125%, 9/10/09                            2,500           2,454,563
                                                                          --------------
                                                                              13,476,694
                                                                          --------------
LIFE & HEALTH INSURANCE--0.5%
Jackson National Life Global Funding 144A
   4.43%, 2/10/10(b)(c)                                        5,750           5,606,250
Protective Life Secured Trust 4.30%, 5/10/10(c)                1,000             973,230
                                                                          --------------
                                                                               6,579,480
                                                                          --------------
MANAGED HEALTH CARE--0.3%
Cigna Corp. 7.40%, 5/15/07                                     2,000           2,093,834
Coventry Health Care, Inc. 8.125%, 2/15/12                     1,000           1,075,000
                                                                          --------------
                                                                               3,168,834
                                                                          --------------
METAL & GLASS CONTAINERS--0.1%
Ball Corp. 6.875%, 12/15/12                                    1,100           1,166,000

MOVIES & ENTERTAINMENT--0.4%
AOL Time Warner, Inc. 6.125%, 4/15/06                          1,000           1,011,891
AOL Time Warner, Inc. 6.15%, 5/1/07(i)                         2,000           2,057,652
AOL Time Warner, Inc. 6.875%, 5/1/12                           1,500           1,670,621
                                                                          --------------
                                                                               4,740,164
                                                                          --------------
MULTI-LINE INSURANCE--0.2%
ASIF Global Financing XXIII 144A 3.90%,
   10/22/08(b)                                                 2,000           1,948,134

MULTI-UTILITIES--0.2%
Pacific Gas & Electric Co. 3.60%, 3/1/09                       2,000           1,931,714
Public Service Co. of New Mexico 4.40%, 9/15/08                  700             692,872
                                                                          --------------
                                                                               2,624,586
                                                                          --------------
OFFICE SERVICES & SUPPLIES--0.1%
Williams Scotsman, Inc. 10%, 8/15/08                             750             821,250

OIL & GAS EQUIPMENT & SERVICES--0.1%
Halliburton Co. 5.50%, 10/15/10                                1,225           1,265,987

OIL & GAS EXPLORATION & PRODUCTION--0.1%
Denbury Resources, Inc. 7.50%, 4/1/13                          1,000           1,067,500

OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.7%
Premcor Refining Group, Inc. (The) 9.25%, 2/1/10               2,000           2,210,000
Premcor Refining Group, Inc. (The) 6.125%,
   5/1/11                                                      1,300           1,365,000
Tesoro Corp. 8%, 4/15/08                                         750             795,938

                                                            PAR VALUE
                                                              (000)            VALUE
                                                            ---------     --------------
DOMESTIC CORPORATE BONDS (continued)

OIL & GAS REFINING, MARKETING & TRANSPORTATION (CONTINUED)
Valero Energy Corp. 6.125%, 4/15/07                          $ 1,700      $    1,738,418
Valero Energy Corp. 3.50%, 4/1/09                              2,750           2,623,915
                                                                          --------------
                                                                               8,733,271
                                                                          --------------
OIL & GAS STORAGE & TRANSPORTATION--0.4%
Enterprise Products Operating Series B 4%,
   10/15/07                                                    2,750           2,704,103
Williams Cos., Inc. (The) 7.125%, 9/1/11                       2,500           2,737,500
                                                                          --------------
                                                                               5,441,603
                                                                          --------------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.8%
Bosphorus Financial Services Ltd. 144A 5.068%,
   2/15/12(b)(c)                                               2,000           1,999,614
MassMutual Global Funding II 144A 3.50%,
   3/15/10(b)                                                  1,750           1,658,114
New York Life Global Funding 144A 3.875%,
   1/15/09(b)                                                  2,000           1,960,904
Principal Life Global Funding I 144A 4.40%,
   10/1/10(b)                                                  1,500           1,473,411
Textron Financial Corp. 4.60%, 5/3/10                          3,200           3,175,101
                                                                          --------------
                                                                              10,267,144
                                                                          --------------
PACKAGED FOODS & MEATS--0.3%
Campbell Soup Co. 5.50%, 3/15/07                                 500             508,642
Dean Foods Co. 6.625%, 5/15/09                                 3,345           3,528,975
                                                                          --------------
                                                                               4,037,617
                                                                          --------------
PAPER PACKAGING--0.4%
Jefferson Smurfit Corp. 8.25%, 10/1/12                         1,450           1,468,125
Packaging Corporation of America 4.375%, 8/1/08                3,000           2,927,991
                                                                          --------------
                                                                               4,396,116
                                                                          --------------
PAPER PRODUCTS--0.5%
Bowater, Inc. 6.41%, 3/15/10(c)                                4,850           4,971,250
Georgia-Pacific Corp. 7.375%, 7/15/08(i)                       1,100           1,168,750
                                                                          --------------
                                                                               6,140,000
                                                                          --------------
PHARMACEUTICALS--0.1%
Mylan Laboratories, Inc. 144A 5.75%, 8/15/10(b)                  800             802,000

PHOTOGRAPHIC PRODUCTS--0.1%
Eastman Kodak Co. 3.625%, 5/15/08                              1,000             950,203

PROPERTY & CASUALTY INSURANCE--0.4%
Berkley (WR) Corp. 5.125%, 9/30/10                             2,000           1,991,990

PHOENIX MULTI-SECTOR SHORT TERM BOND FUND

                                                            PAR VALUE
                                                              (000)            VALUE
                                                            ---------     --------------
DOMESTIC CORPORATE BONDS (continued)

PROPERTY & CASUALTY INSURANCE (CONTINUED)
Berkshire Hathaway Finance Corp. 4.20%,
   12/15/10                                                  $ 3,000      $    2,923,161
                                                                          --------------
                                                                               4,915,151
                                                                          --------------
PUBLISHING & PRINTING--0.4%
Dex Media West LLC/Dex Media Finance Co.
   5.875%, 11/15/11                                            2,750           2,736,250
Dex Media West LLC/Dex Media Finance Co.
   Series B 8.50%, 8/15/10                                     2,400           2,610,000
                                                                          --------------
                                                                               5,346,250
                                                                          --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.4%
Colonial Realty LP 4.80%, 4/1/11                               5,000           4,847,705

REGIONAL BANKS--0.0%
PNC Funding Corp. 5.75%, 8/1/06                                  400             404,210

REITS--1.0%
Heritage Property Investment Trust 4.50%,
   10/15/09                                                    2,750           2,694,458
iStar Financial, Inc. 5.375%, 4/15/10                          4,725           4,735,357
Kimco Realty Corp. 4.82%, 8/15/11                              1,100           1,091,524
Simon Property Group LP 144A 4.60%, 6/15/10(b)                 3,825           3,764,198
Ventas Realty LP/Ventas Capital Corp. 144A
   6.75%, 6/1/10(b)                                              250             261,250
                                                                          --------------
                                                                              12,546,787
                                                                          --------------
RESTAURANTS--0.2%
Yum! Brands, Inc. 7.65%, 5/15/08                               2,000           2,147,282

SOFT DRINKS--0.1%
Coca-Cola Enterprises, Inc. 4.375%, 9/15/09                    1,000             993,824

SPECIALIZED CONSUMER SERVICES--0.3%
Service Corporation International 6%, 12/15/05                    24              24,210
Service Corporation International 7.70%, 4/15/09               2,000           2,150,000
Service Corporation International 7.70%, 4/15/09               1,000           1,075,000
                                                                          --------------
                                                                               3,249,210
                                                                          --------------
SPECIALIZED FINANCE--0.3%
CIT Group, Inc. 4.75%, 12/15/10                                3,500           3,471,192

SPECIALTY CHEMICALS--0.1%
Lubrizol Corp. 4.625%, 10/1/09                                 1,750           1,733,919

THRIFTS & MORTGAGE FINANCE--0.4%
Countrywide Home Loans 5.625%, 7/15/09                         4,000           4,106,436

                                                            PAR VALUE
                                                              (000)            VALUE
                                                            ---------     --------------
DOMESTIC CORPORATE BONDS (continued)

THRIFTS & MORTGAGE FINANCE (CONTINUED)
Golden West Financial Corp. 4.125%, 8/15/07                  $ 1,000      $      995,374
                                                                          --------------
                                                                               5,101,810
                                                                          --------------
TOBACCO--0.6%
Philip Morris Capital Corp. 7.50%, 7/16/09                     3,500           3,758,300
Reynolds (R.J.) Tobacco Holdings, Inc. 144A
   6.50%, 7/15/10(b)                                           4,000           4,000,000
                                                                          --------------
                                                                               7,758,300
                                                                          --------------
TRADING COMPANIES & DISTRIBUTORS--0.4%
United Rentals NA, Inc. 6.50%, 2/15/12                         4,500           4,398,750

WIRELESS TELECOMMUNICATION SERVICES--0.3%
Sprint Capital Corp. 6.375%, 5/1/09                            4,000           4,223,584
----------------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $404,292,952)                                               403,068,416
----------------------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--16.0%

Adjustable Rate Mortgage Trust 05-3, 2A1
   4.721%, 7/25/35(c)                                          4,939           4,917,051
Ameriquest Finance Net Interest Margin Trust 03-
   N9A 144A 7.385%, 10/25/33(b)                                   71              70,801
Asset Backed Funding Corp. Net Interest Margin
   Trust 04-HE1, N1 144A 4.45%, 7/26/34(b)                     1,294           1,296,012
Asset Backed Securities Corp. Net Interest Margin
   Trust 04-HE9, A1 144A 5%, 12/25/34(b)                       1,220           1,218,026
Bear Stearns Asset Backed Securities Net Interest
   Margin 03-HE1N, N2 144A 6.50%, 10/25/05(b)                  1,890           1,853,086
Bear Stearns Asset Backed Securities Net Interest
   Margin 04-HE1N, A2 144A 5.50%, 2/25/34(b)                   2,800           2,630,688
Bear Stearns Asset Backed Securities Net Interest
   Margin 04-HE2N, A2 144A 5.50%, 3/25/34(b)                   1,850           1,700,555
Bear Stearns Asset Backed Securities Net Interest
   Margin 04-HE5N, A3 5%, 7/25/34                              2,200           2,057,000
Bear Stearns Commercial Mortgage 04-ESA C
   144A 4.937%, 5/14/16(b)                                     5,000           4,983,594
Bear Stearns Structured Products Inc. 04-5 A P.O.
   144A 0%, 2/25/34(b)                                         2,955           2,720,542

PHOENIX MULTI-SECTOR SHORT TERM BOND FUND

                                                            PAR VALUE
                                                              (000)            VALUE
                                                            ---------     --------------
NON-AGENCY MORTGAGE-BACKED SECURITIES (continued)

Bear Stearns Structured Products, Inc. 04-15, A2
   P.O. 144A 0%, 11/27/34(b)                                 $ 8,857      $    7,755,676
Bear Stearns Structured Products, Inc. 04-6 N
   P.O. 0%, 2/25/34                                            3,615           3,370,840
Centex Home Equity 05-A, AF4 4.72%, 10/25/31(c)                3,750           3,678,686
   Chase Mortgage Finance Corp. 04-S1 M 5.098%,
   2/25/19(c)                                                  2,302           2,275,419
Chase Mortgage Finance Corp. 04-S3, 3A1 6%,
   3/25/34                                                     5,905           5,989,511
Commercial Mortgage Acceptance Corp. 99-C1,
   A2 7.03%, 6/15/31                                             300             322,568
Countrywide Asset-Backed Certificates 4-14N N
   144A 5%, 6/25/36(b)                                         2,547           2,547,619
Countrywide Home Loans 02-34, B2 5.75%,
   1/25/33                                                     1,734           1,710,371
Countrywide Home Loans 02-36, B2 6%, 1/25/33                   1,734           1,746,916
Countrywide Home Loans Mortgage Pass-
   Through Trust 04-12, 12A1 4.845%, 8/25/34(c)                8,091           8,052,520
Countrywide Home Loans Mortgage Pass-
   Through Trust 04-13, 1A1 5.50%, 8/25/34                     8,704           8,719,644
Countrywide Partnership Trust Net Interest Margin
   04-EC1N N 144A 5%, 9/25/35(b)                                 753             753,085
Crown Castle Towers LLC 05-1A, AFX 144A
   4.643%, 6/15/35(b)                                          6,000           5,920,781
CS First Boston Mortgage Securities Corp. 01-
   CK1, A2 6.25%, 12/16/35                                       475             491,978
CS First Boston Mortgage Securities Corp. 04-1,
   1A1 5.75%, 2/25/34                                          3,689           3,701,509
CS First Boston Mortgage Securities Corp. 97-C2
   B 6.72%, 1/17/35                                            3,500           3,665,542
CS First Boston Mortgage Securities Corp. 98-C1
   B 6.59%, 5/17/40                                            1,200           1,262,878
DLJ Commercial Mortgage Corp. 98-CF2, A1B
   6.24%, 11/12/31                                               145             151,638
First Franklin Net Interest Margin Trust
   04-FF7A A 144A 5%, 9/27/34(b)                               1,381           1,374,086
First Franklin Net Interest Margin Trust 04-FF7A B
   144A 6.75%, 9/27/34(b)                                      1,551           1,539,090
First Horizon Mortgage Pass-Through Trust 03-2,
   1A12 5.75%, 4/25/33                                         3,920           3,982,226
First Horizon Mortgage Pass-Through Trust 04-
   AR4, 2A1 4.439%, 8/25/34(c)                                 4,558           4,499,717
First Horizon Mortgage Pass-Through Trust 05-
   AR1, 2A1 5.036%, 4/25/35(c)                                 5,589           5,573,456

                                                            PAR VALUE
                                                              (000)            VALUE
                                                            ---------     --------------
NON-AGENCY MORTGAGE-BACKED SECURITIES (continued)

First Plus Home Loan Trust 97-3, M2 7.52%,
   11/10/23                                                  $   118      $      117,608
GMAC Commercial Mortgage Securities, Inc. 97-
   C2, A3 6.566%, 4/15/29                                      2,334           2,420,034
GMAC Mortgage Corp. Loan Trust 03-GH2, A2
   3.69%, 7/25/20                                              1,751           1,742,397
GS Mortgage Securities Corp. II 99-C1, A2 6.11%,
   11/18/30(c)                                                   233             241,337
GSAMP Trust 05-NC1N 144A 5%, 2/25/35(b)                        3,457           3,448,601
GSAMP Trust Net Interest Margin 04-1, N1 144A
   5.50%, 9/25/34(b)                                           1,536           1,535,519
GSR Mortgage Loan Trust 04-10F, B4 5.538%,
   9/25/34(c)                                                  1,770           1,633,921
GSR Mortgage Loan Trust 04-10F, B5 5.538%,
   9/25/34(c)                                                  1,769           1,338,199
GSR Mortgage Loan Trust 04-10F, B6 5.538%,
   9/25/34(c)                                                  1,179             535,027
Harborview Mortgage Loan Trust 04-4 4.519%,
   6/19/35                                                     6,041           6,041,000
Home Equity Asset Trust 02-5N A 144A 8%,
   6/27/33(b)                                                     81              80,934
Home Equity Asset Trust 03-6N A 144A 6.50%,
   3/27/34(b)                                                    107             106,871
Home Equity Asset Trust 03-8N A 144A 5%,
   5/27/34(b)                                                    409             407,926
Homestar Net Interest Margin Trust 04-3, A1 144A
   5.50%, 7/25/34(b)                                           1,142           1,143,700
Indymac Index Mortgage Loan Trust 04-AR15, B4
   5.283%, 2/25/35(c)                                          2,763           2,141,303
JPMorgan Chase Commercial Mortgage
   Securities Corp. 01-CIBC, A3 6.26%, 3/15/33                   500             535,868
Master Resecuritization Trust 04-1 144A 4.75%,
   7/28/33(b)                                                  1,451           1,399,585
Master Resecuritization Trust 04-2 144A 5.25%,
   3/28/34(b)                                                  4,190           4,049,498
Master Resecuritization Trust 04-3 N 144A 5%,
   3/28/34(b)                                                  3,086           2,976,212
Master Resecuritization Trust 04-3, CTFS 144A
   5%, 10/28/34(b)                                             3,959           3,858,632
Master Resecuritization Trust 05-2 144A 4.75%,
   3/28/34(b)                                                  3,946           3,808,000
Master Resecuritization Trust Alternative Loans
   Trust 02-3, M2 5.727%, 12/25/32(c)                          3,500           3,450,781

PHOENIX MULTI-SECTOR SHORT TERM BOND FUND

                                                            PAR VALUE
                                                              (000)            VALUE
                                                            ---------     --------------
NON-AGENCY MORTGAGE-BACKED SECURITIES (continued)

Park Place Securities Net Interest Margin Trust
   04-MCW1 B 144A 7.385%, 9/25/34(b)                         $ 1,750      $    1,755,195
PNC Mortgage Acceptance Corp. 00-C2, A2
   7.30%, 10/12/33                                               250             275,503
RAAC Series 05-SP1, 1A1 5%, 9/25/34                            4,412           4,339,438
Residential Asset Mortgage Products, Inc. 03-
   RS6, AI3 3.08%, 12/25/28                                      483             478,807
Residential Asset Mortgage Products, Inc. 03-
   RZ1, AI3 3.49%, 8/25/29                                        87              86,325
Residential Funding Mortgage Securities I 05-SA1,
   2A 4.911%, 3/25/35(c)                                       5,136           5,123,163
Residential Funding Mortgage Securities II 05-HI2,
   A3 4.46%, 5/25/35                                           4,750           4,750,000
Sharp SP 1 LLC Net Interest Margin Trust 05-
   HE2N, NA 144A 5.50%, 4/25/35(b)                             1,761           1,761,082
Sharp SP I LLC Net Interest Margin Trust 04-
   FM1N N 144A 6.16%, 9/25/33(b)                                 217             216,127
Sharp SP I LLC Net Interest Margin Trust 04-
   OP1N, NA 144A 5.19%, 4/25/34(b)                               715             714,559
Starwood Commercial Mortgage Trust 99-C1A, A1
   144A 6.60%, 2/3/14(b)                                       1,343           1,388,921
Structured Asset Securities Corp. 05-1, 6A1 6%,
   2/25/35                                                     7,044           7,134,589
Structured Asset Securities Corp. Net Interest
   Margin Trust 04-23XS A 144A 5.50%, 2/28/35(b)               1,213           1,212,806
Washington Mutual, Inc. 00-1, M3 5.21%,
   1/25/40(c)                                                  1,472           1,491,734
Washington Mutual, Inc. 04-AR7, A6 3.952%,
   7/25/34(c)                                                  4,775           4,654,552
Wells Fargo Mortgage Backed Securities Trust 04-
   BB, A1 4.58%, 1/25/35(c)                                    4,650           4,587,390
Wells Fargo Mortgage Backed Securities Trust 04-
   EE, 2A3 3.989%, 1/25/35(c)                                  5,439           5,331,073
Wells Fargo Mortgage Backed Securities Trust 05-
   AR10, 2A16 4.111%, 6/25/35(c)                               5,000           4,917,969
----------------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $197,657,162)                                               195,765,297
----------------------------------------------------------------------------------------
FOREIGN GOVERNMENT SECURITIES--17.6%

AUSTRALIA--1.4%
Commonwealth of Australia Series 1106 6.75%,
   11/15/06                                                   22,915(g)       17,681,581

                                                            PAR VALUE
                                                              (000)            VALUE
                                                            ---------     --------------
FOREIGN GOVERNMENT SECURITIES (continued)

BRAZIL--2.9%
Federative Republic of Brazil 9.25%, 10/22/10                $17,375      $   19,216,750
Federative Republic of Brazil 10.50%, 7/14/14                  7,300           8,493,550
Federative Republic of Brazil DCB-L 4.313%,
   4/15/12(c)                                                  2,265           2,193,254
Federative Republic of Brazil RG 4.313%,
   4/15/12(c)                                                  5,147           5,015,328
                                                                          --------------
                                                                              34,918,882
                                                                          --------------
BULGARIA--0.1%
Republic of Bulgaria RegS 8.25%, 1/15/15(j)                    1,225           1,519,000

CHILE--0.4%
Republic of Chile 5.625%, 7/23/07                              1,250           1,276,875
Republic of Chile 3.587%, 1/28/08(c)                           4,000           4,020,000
                                                                          --------------
                                                                               5,296,875
                                                                          --------------
COLOMBIA--0.5%
Republic of Colombia 8.625%, 4/1/08                            1,500           1,638,000
Republic of Colombia 9.75%, 4/23/09                            3,500           3,990,000
                                                                          --------------
                                                                               5,628,000
                                                                          --------------
COSTA RICA--0.4%
Republic of Costa Rica 144A 9%, 3/1/11(b)                      4,000           4,515,000

ECUADOR--0.1%
Republic of Ecuador 12%, 11/15/12                              1,500           1,480,765

INDONESIA--0.1%
Republic of Indonesia 7.75%, 8/1/06                              800             824,000

MEXICO--1.4%
United Mexican States 8.375%, 1/14/11                          5,050           5,792,350
United Mexican States 7.50%, 1/14/12                           5,000           5,585,000
United Mexican States 6.375%, 1/16/13                          5,000           5,285,000
                                                                          --------------
                                                                              16,662,350
                                                                          --------------
NEW ZEALAND--1.4%
Commonwealth of New Zealand Series 206
   6.50%, 2/15/06                                             25,850(f)       17,591,394

PANAMA--0.2%
Republic of Panama 8.25%, 4/22/08                              2,500           2,725,000

PERU--0.3%
Republic of Peru 8.375%, 5/3/16                                  500             567,500
Republic of Peru 9.125%, 1/15/08                               3,000           3,322,500
                                                                          --------------
                                                                               3,890,000
                                                                          --------------

PHOENIX MULTI-SECTOR SHORT TERM BOND FUND

                                                            PAR VALUE
                                                              (000)            VALUE
                                                            ---------     --------------
FOREIGN GOVERNMENT SECURITIES (continued)

PHILIPPINES--1.6%
Republic of Philippines 8.375%, 3/12/09                      $ 6,000      $    6,345,000
Republic of Philippines 8.375%, 2/15/11                        6,400           6,608,000
Republic of Philippines 9%, 2/15/13                            4,500           4,730,625
Republic of Philippines 8.875%, 3/17/15                        1,850           1,926,312
                                                                          --------------
                                                                              19,609,937
                                                                          --------------
RUSSIA--2.3%
Ministry Finance of Russia Series VI 3%, 5/14/06               4,500           4,446,473
Russian Federation 144A 8.25%, 3/31/10(b)                      3,000           3,260,400
Russian Federation RegS 10%, 6/26/07(j)                        3,750           4,109,625
Russian Federation RegS 8.25%, 3/31/10(j)                     15,050          16,354,835
                                                                          --------------
                                                                              28,171,333
                                                                          --------------
TURKEY--1.5%
Republic of Turkey 10.50%, 1/13/08                             8,600           9,707,250
Republic of Turkey 11.75%, 6/15/10                             4,050           5,037,188
Republic of Turkey 11.50%, 1/23/12                             1,500           1,914,375
Republic of Turkey RegS 10%, 9/19/07(j)                        2,000           2,199,000
                                                                          --------------
                                                                              18,857,813
                                                                          --------------
UKRAINE--0.4%
Republic of Ukraine 144A 7.343%, 8/5/09(b)(c)                  3,000           3,258,750
Republic of Ukraine RegS 11%, 3/15/07(j)                       1,867           1,966,621
                                                                          --------------
                                                                               5,225,371
                                                                          --------------
VENEZUELA--2.6%
Republic of Venezuela 5.375%, 8/7/10                          27,050          25,468,441
Republic of Venezuela 10.75%, 9/19/13                          5,000           5,817,500
                                                                          --------------
                                                                              31,285,941
                                                                          --------------
----------------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $213,731,187)                                               215,883,242
----------------------------------------------------------------------------------------
FOREIGN CORPORATE BONDS(d)--6.2%

AUSTRALIA--0.1%
Westfield Capital Corp. 144A 4.375%, 11/15/10(b)               1,800           1,754,237

BERMUDA--0.2%
Intelsat Bermuda Ltd. 144A 8.695%, 1/15/12(b)(c)               2,000           2,050,000

BRAZIL--0.2%
Petrobras International Finance Co. 9.125%,
   7/2/13                                                      1,900           2,166,000

CANADA--0.3%
Methanex Corp. 7.75%, 8/15/05                                    500             499,375

                                                            PAR VALUE
                                                              (000)            VALUE
                                                            ---------     --------------
FOREIGN CORPORATE BONDS (continued)

CANADA (CONTINUED)
Nova Chemicals Corp. 6.50%, 1/15/12                          $   700      $      699,125
Rogers Wireless Communications, Inc. 7.25%,
   12/15/12                                                    1,000           1,077,500
Rogers Wireless Communications, Inc. 8%,
   12/15/12                                                      700             757,750
Thomson Corp. (The) 4.25%, 8/15/09                             1,000             975,527
                                                                          --------------
                                                                               4,009,277
                                                                          --------------
GERMANY--0.9%
Aries Vermogensverwaltung GmbH 9.60%,
   10/25/14                                                    5,000           6,431,060
Aries Vermogensverwaltung GmbH 144A 5.41%,
   10/25/07(b)(c)                                              1,250(e)        1,604,594
Aries Vermogensverwaltung GmbH 144A 7.75%,
   10/25/09(b)                                                 1,500(e)        2,118,747
Deutsche Telekom International Finance BV
   8.50%, 6/15/10                                              1,000           1,141,173
                                                                          --------------
                                                                              11,295,574
                                                                          --------------
HONG KONG--0.2%
Hutchison Whampoa International Ltd. 144A
   5.45%, 11/24/10(b)                                          2,000           2,041,724

INDIA--0.2%
Vedanta Resources plc 144A 6.625%, 2/22/10(b)                  2,550           2,519,349

INDONESIA--0.1%
Freeport-McMoRan Copper & Gold, Inc. 10.125%,
   2/1/10                                                      1,000           1,115,000

IRELAND--0.1%
Smurfit Capital Funding plc 6.75%, 11/20/05                    1,500           1,507,500

ITALY--0.2%
Telecom Italia Capital S.p.A. 4%, 11/15/08                     2,000           1,960,782

KAZAKHSTAN--0.6%
Kazkommerts International BV 144A 7.875%,
   4/7/14(b)                                                   1,000           1,030,000
Kazkommerts International BV 144A 10.125%,
   5/8/07(b)                                                   2,750           2,990,625
Kazkommerts International BV RegS 10.125%,
   5/8/07(j)                                                   2,250           2,435,175
TuranAlem Finance BV 144A 7.875%, 6/2/10 (b)                   1,500           1,541,250
                                                                          --------------
                                                                               7,997,050
                                                                          --------------

PHOENIX MULTI-SECTOR SHORT TERM BOND FUND

                                                            PAR VALUE
                                                              (000)            VALUE
                                                            ---------     --------------
FOREIGN CORPORATE BONDS (continued)

LUXEMBOURG--0.1%
Lighthouse International Co. SA 144A 8%,
   4/30/14(b)                                                  1,250(e)   $    1,576,178

MALAYSIA--0.2%
Malaysia International Shipping Corp. Capital Ltd.
   144A 5%, 7/1/09(b)                                        $ 2,800           2,817,055

MEXICO--0.6%
America Movil SA de CV 3.805%, 4/27/07(c)                      3,000           3,000,000
America Movil SA de CV 4.125%, 3/1/09                          1,250           1,212,541
Grupo Televisa SA 8.625%, 8/8/05                                 500             500,000
Pemex Project Funding Master Trust 6.125%,
   8/15/08                                                     1,000           1,025,000
Pemex Project Funding Master Trust 144A 4.71%,
   6/15/10(b)(c)                                               1,500           1,545,000
                                                                          --------------
                                                                               7,282,541
                                                                          --------------
PHILIPPINES--0.1%
Philippine Long Distance Telephone Co. 7.85%,
   3/6/07                                                      1,000           1,047,500

POLAND--0.2%
Telekomunikacja Polska SA Finance BV 144A
   7.75%, 12/10/08(b)                                          2,700           2,940,108

QATAR--0.3%
Ras Laffan Liquefied Natural Gas Co., Ltd. 144A
   3.437%, 9/15/09(b)                                          3,324           3,238,939

SINGAPORE--0.2%
Chartered Semiconductor CSM 5.75%, 8/3/10                      3,150           3,115,224

SOUTH KOREA--0.6%
Chohung Bank 144A 4.50%, 11/3/14(b)(c)                           565             546,576
Export-Import Bank of Korea 4.50%, 8/12/09                     1,355           1,341,435
Korea Development Bank 4.25%, 11/13/07                         1,000             991,176
Korea Development Bank 3.875%, 3/2/09                          3,000           2,913,828
Korea Electric Power Corp.144A 4.25%, 9/12/07(b)               1,500           1,486,833
                                                                          --------------
                                                                               7,279,848
                                                                          --------------
UNITED KINGDOM--0.3%
British Telecommunications plc 8.375%, 12/15/10                3,000           3,505,569

UNITED STATES--0.4%
Amvescap plc 4.50%, 12/15/09                                   2,750           2,718,680
Tyco International Group SA 6.375%, 2/15/06                    1,750           1,769,553
                                                                          --------------
                                                                               4,488,233
                                                                          --------------

                                                            PAR VALUE
                                                              (000)            VALUE
                                                            ---------     --------------
FOREIGN CORPORATE BONDS (continued)

VENEZUELA--0.1%
Corp Andina de Fomento 5.20%, 5/21/13                        $ 1,000      $    1,001,572
----------------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $76,325,293)                                                 76,709,260
----------------------------------------------------------------------------------------
DOMESTIC CONVERTIBLE BONDS--0.2%

ELECTRONIC EQUIPMENT MANUFACTURERS--0.2%
SCI Systems, Inc. Cv. 3%, 3/15/07                              2,000           1,887,500
----------------------------------------------------------------------------------------
TOTAL DOMESTIC CONVERTIBLE BONDS
(IDENTIFIED COST $1,959,083)                                                   1,887,500
----------------------------------------------------------------------------------------
CREDIT LINKED NOTES--0.2%

OTHER FOREIGN GOVERNMENT--0.2%
Deutsche Bank AG London Federative Republic of
   Brazil 10.08%, 8/20/05(c)                                   3,000           3,012,300
----------------------------------------------------------------------------------------
TOTAL CREDIT LINKED NOTES
(IDENTIFIED COST $3,000,000)                                                   3,012,300
----------------------------------------------------------------------------------------
LOAN AGREEMENTS--3.0%

BROADCASTING & CABLE TV--1.1%
Charter Communications Operating LLC Tranche
   Loan B 6.90%, 4/27/11(c)(h)                                 4,925           4,906,532
DIRECTV Holdings LLC Tranche Loan B 5.004%,
   4/13/13(c)                                                    850             861,156
Mediacom LLC Tranche Loan B 5.754%,
   3/31/13(c)                                                  4,750           4,833,125
PanAmSat Corp. Tranche Loan B 6.254%,
   8/20/11(c)                                                  2,977           3,031,375
                                                                          --------------
                                                                              13,632,188
                                                                          --------------
DATA PROCESSING & OUTSOURCED SERVICES--0.1%
Sungard Data Systems, Inc. Tranche Loan 6.20%,
   1/22/13(c)(h)                                               1,500           1,500,000

ENVIRONMENTAL & FACILITIES SERVICES--0.0%
Allied Waste Industries, Inc. Tranche Loan
   5.266%, 1/15/12(c)                                            203             204,476
Allied Waste Industries, Inc. Tranche Loan
   5.504%, 1/15/12(c)                                            547             552,086
                                                                          --------------
                                                                                 756,562
                                                                          --------------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.3%
Mosaic Global Holdings, Inc. Tranche Loan B
   4.766%, 2/21/12(c)(h)                                       3,300           3,347,437

PHOENIX MULTI-SECTOR SHORT TERM BOND FUND

                                                            PAR VALUE
                                                              (000)            VALUE
                                                            ---------     --------------
LOAN AGREEMENTS (continued)

HEALTH CARE FACILITIES--0.3%
LifePoint Hospitals, Inc. Tranche Loan B 5.129%,
   4/15/12(c)                                                $ 3,225      $    3,253,219

HEALTH CARE SERVICES--0.1%
Davita, Inc. Tranche Loan 5.754%, 5/16/12(c)(h)                  750             763,125
Psychiatric Solutions, Inc. Tranche Loan 5.359%,
   7/1/12(c)(h)                                                  250             253,437
                                                                          --------------
                                                                               1,016,562
                                                                          --------------
INTEGRATED TELECOMMUNICATION SERVICES--0.2%
NTELOS, Inc. Tranche Loan B 5.766%, 8/24/11(c)                 2,675           2,688,375

PAPER PRODUCTS--0.4%
NewPage Corp. Tranche Loan B 6.504%, 5/2/11(c)                 4,700           4,794,000

REITS--0.2%
General Growth Properties, Inc. Tranche Loan B
   5.766%, 11/12/08(c)                                         2,750           2,779,219

RESTAURANTS--0.0%
Burger King Corp. Tranche Loan 5.364%,
   7/13/12(c)(h)                                                 375             381,094

TEXTILES--0.3%
Xerium Technologies, Inc. Tranche Loan 5.504%,
   5/18/12(c)(h)                                               3,250           3,294,688
----------------------------------------------------------------------------------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $37,069,778)                                                 37,443,344
----------------------------------------------------------------------------------------

                                                            PAR VALUE
                                                              (000)            VALUE
                                                            ---------     --------------
TARGETED RETURN INDEX SECURITIES--0.1%

Lehman Brothers Targeted Return Index
   Securities Trust Series 5-2002 144A 5.94%,
   1/25/07(b)(c)                                             $ 1,122      $    1,157,257
----------------------------------------------------------------------------------------
TOTAL TARGETED RETURN INDEX SECURITIES
(IDENTIFIED COST $1,150,189)                                                   1,157,257
----------------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.0%
(IDENTIFIED COST $1,205,057,269)                                           1,202,906,340
----------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--2.4%

COMMERCIAL PAPER--2.4%
Clipper Receivables Co. LLC 3.28%, 8/1/05                      6,785           6,783,763
Emerson Electric Co. 3.23%, 8/1/05                             7,675           7,673,623
Sysco Corp. 3.26%, 8/1/05                                      3,215           3,214,418
Wal-Mart Stores, Inc. 3.23%, 8/2/05                            3,970           3,968,931
Du Pont (E.I.) de Nemours & Co. 3.25%, 8/3/05                  7,480           7,477,299
----------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $29,123,293)                                                 29,118,034
----------------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.4%
(IDENTIFIED COST $1,234,180,562)                                           1,232,024,374(a)
Other assets and liabilities, net--(0.4)%                                     (5,338,829)
                                                                          --------------
NET ASSETS--100.0%                                                        $1,226,685,545
                                                                          ==============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $9,297,720 and gross depreciation of $12,666,069 for federal income tax purposes. At July 31, 2005, the aggregate cost of securities for federal income tax purposes was $1,235,392,723.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, these securities amounted to a value of $161,129,421 or 13.1% of net assets.

(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(d) Foreign corporate bonds are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

(e)   Par value represents Euro.

(f)   Par value represents New Zealand Dollar.

(g)   Par value represents Australian Dollar.

(h)   This security has a delayed delivery settlement date.

(i) All or a portion segregated as collateral for swap agreements, forward currency contracts or delayed delivery transactions.

(j) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

PHOENIX MULTI-SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Multi-Series Trust in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates

A. SECURITY VALUATION

      Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

      Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities.

      As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

      Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

      Certain securities held by the Funds were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. At July 31, 2005, the total value of these securities represented approximately 6.1% of the net assets of Multi-Sector Short Term Bond Fund.

      Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME

      Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. FOREIGN CURRENCY TRANSLATION

      Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

PHOENIX MULTI-SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)

D. FOREIGN SECURITY COUNTRY DETERMINATION

      A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

E. FORWARD CURRENCY CONTRACTS

      Each Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Notes to Schedules of Investments. A risk arises from the possible movements in foreign exchange rates or if counterparty does not perform under the contract.

      A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers.

      At July 31, 2005, the Funds had entered into forward currency contracts as follows:

                                                                                       NET
                                       IN                                              UNREALIZED
                 CONTRACT TO           EXCHANGE           SETTLEMENT                   APPRECIATION
                 RECEIVE               FOR                DATE         VALUE           (DEPRECIATION)
                 -------               ---                ----         -----           --------------
Multi-Sector
Fixed Income     JPY 77,541,750        USD 730,148        9/13/05      $   692,898     $ (37,250)
                 JPY 269,912,500       USD 2,500,000      9/13/05        2,411,885       (88,115)
                 JPY 322,188,000       USD 2,910,987      10/11/05       2,887,528       (23,459)
                                                                                       =========
                                                                                       $(148,824)

                                                                                       NET
                                       IN                                              UNREALIZED
                 CONTRACT TO           EXCHANGE           SETTLEMENT                   APPRECIATION
                 RECEIVE               FOR                DATE         VALUE           (DEPRECIATION)
                 -------               ---                ----         -----           --------------
Multi-Sector
Short-Term       JPY 501,436,650       USD 4,721,626      9/13/05      $ 4,480,741     $(240,885)
                 JPY 233,640,000       USD 2,200,000      9/13/05        2,087,761      (112,239)
                 JPY 1,449,846,000     USD 13,099,440     10/11/05      12,993,873      (105,567)
                                                                                       =========
                                                                                       $(458,691)

JPY Japanese Yen        USD United States Dollars

F. SWAP AGREEMENTS

      Each Fund may invest in swap agreements, including interest rate, total return, and credit default swaps. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument.

      Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest or foreign currency (e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal).

      Total return swaps involve commitments to pay interest in exchange for a market-linked index, based on the notional amount. To the extent the total return of the security or index involved in the transaction exceeds or falls short of the set interest obligation, the Fund will receive a payment or make a payment to the counterparty.

PHOENIX MULTI-SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)

      Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements securities may be set aside as collateral by the Fund's custodian. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss.

      Net payments of interest are recorded as net realized gains. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized in the Notes to Schedules of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest and/or exchange rates.

      At July 31, 2005, the Multi-Sector Short Term Bond Fund held the following swap:

CREDIT DEFAULT SWAPS
------ ------- -----
                                                                    Unrealized
                                                                   Appreciation
NOTIONAL AMOUNT                                                   (Depreciation)
-------- ------
$(3,000,000)
                         Agreement with Deutsche Bank dated
                         October 28, 2003, terminating on
                         August 20, 2005, to pay 3.60% per
                         year times the notional amount.
                         The Fund receives only upon a default
                         event of Deutsche Bank AG London
                         CLN Federative Republic of Brazil the
                         notional amount times the difference
                         between the par value and the market
                         value of Deutsche Bank CLN Federative
                         Republic of Brazil 8.19%, bond due
                         August 20, 2005                             $(6,237)

G. DEBT INDEX SECURITIES AND TARGETED RETURN INDEX SECURITIES

      Each Fund may invest in securities that represent an interest in a diversified portfolio (the "basket") of debt instruments (the "underlying securities"). Under the term of the baskets, the Fund has direct ownership in each underlying security equal to its pro rata interest in the basket. In the event of default of any underlying security, the notional amount on which interest is earned is reduced by the par amount of the defaulted security, and the pro rata interest of such security is distributed to the Fund.

      Debt index securities are comprised of a basket of credit default swaps referencing a diversified pool of high yield or emerging markets debt instruments. Certain baskets may be purchased on a funded or unfunded basis such that the Fund receives interest payments based upon the notional amount or par amount of the basket. In connection with these investments collateral may be set aside by the Fund's custodian. In the event of default of any of the underlying notional securities within the unfunded basket, the Fund will be required to pay the counterparty an amount equal to its pro rata share of the notional amount of the defaulted security and similarly the Fund will then receive its pro rata interest of the defaulted security or equivalent cash amount. In a funded transaction, in the event of default of any par securities in the funded basket, the Fund would be required to receive it's pro rata interest of the defaulted security or equivalent cash amount.

      Targeted return index securities are trusts in which each certificate holder owns a pro rata share of the corporate bonds that comprise the Lehman Brothers U.S. Credit Index, which is a component of the Lehman Brothers U.S. Aggregate Index.

PHOENIX MULTI-SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)

H. LOAN AGREEMENTS

      Each Fund may invest in direct debt instruments, which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due.

I. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

      Each Fund may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased.

NOTE 2--CREDIT RISK AND ASSET CONCENTRATION

      In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

      Each Fund may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

      High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser to accurately predict risk.

NOTE 3--ILLIQUID AND RESTRICTED SECURITIES

      Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund's Schedule of Investments where applicable.

      Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

PHOENIX MULTI-SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)

      At July 31, 2005, the Funds held the following restricted securities:

                                                         MARKET      % OF
                             ACQUISITION   ACQUISITION   VALUE       NET ASSETS
                             DATE          COST          7/31/05     AT 7/31/05
                             -----------   -----------   -------     ----------
Multi-Sector Fixed
Income Fund
   Northampton Pulp LLC      12/30/99      $348,720      $5,840      0.0%

      The Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of restricted securities.

NOTE 4 ---- OTHER

      July 29, 2005, the final business day of July was the inception date for the Phoenix High Yield Securities Fund. The fund held only cash at that date.



ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Phoenix Multi-Series Trust
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date     September 20, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date     September 20, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Nancy G. Curtiss
                         -------------------------------------------------------
                           Nancy G. Curtiss,
                           Chief Financial Officer and Treasurer
                           (principal financial officer)

Date     September 19, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.